Dividends (Details) $ / shares in Units, € in Millions, $ in Millions												12 Months Ended
	Feb. 21, 2023	Nov. 28, 2022 USD ($)	Nov. 28, 2022 EUR (€)	Oct. 27, 2022 USD ($)	Oct. 27, 2022 EUR (€)	Oct. 25, 2022 $ / shares	Sep. 29, 2022 $ / shares	Jul. 08, 2022	Jun. 28, 2022 USD ($)	May 27, 2022 $ / shares	Apr. 26, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares
Dividends
Cash dividends on ordinary shares declared and paid		$ 60		$ 59
Cash dividend paid per ordinary share | $ / shares						$ 0.10	$ 0.10			$ 0.10	$ 0.10
Cash dividends on preferred shares declared and paid												$ 11
Total dividends paid												251
Preferred shares
Dividends
Cash dividends on preferred shares declared and paid		$ 5	€ 6	$ 6	€ 6
Dividend rate (as a percentage)	9.00%					9.00%	9.00%	9.00%
Dividend Installment One
Dividends
Cash dividends on ordinary shares declared and paid									$ 60			$ 60
Cash dividend paid per ordinary share | $ / shares												$ 0.10
Dividend Installment One | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid												$ 6
Dividend Installment Two
Dividends
Cash dividends on ordinary shares declared and paid									$ 61			$ 61
Cash dividend paid per ordinary share | $ / shares												$ 0.10
Dividend Installment Two | Preferred shares
Dividends
Cash dividends on preferred shares declared and paid												$ 5
Dividend Installment Three
Dividends
Cash dividends on ordinary shares declared and paid												$ 59
Cash dividend paid per ordinary share | $ / shares												$ 0.10
Dividend Installment Four
Dividends
Cash dividends on ordinary shares declared and paid												$ 60
Cash dividend paid per ordinary share | $ / shares												$ 0.10